Income Tax (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax [Line Items]
Domestic tax rate	25.00%	25.00%	25.00%
Income tax rate	15.00%
Uncertain tax positions (in Yuan Renminbi)
Withholding tax rate	10.00%
Investments in subsidiaries and joint venture (in Yuan Renminbi)
Bottom of range [Member]
Income Tax [Line Items]
Withholding tax rate	5.00%
Top of range [Member]
Income Tax [Line Items]
Withholding tax rate	10.00%
Unused tax losses [Member]
Income Tax [Line Items]
Tax losses (in Yuan Renminbi)	¥ 85,295,000	¥ 48,118,000